Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Interest-bearing:
Savings deposits	₨ 5,624,911.4	$ 68,437.9	₨ 5,117,372.1
Time deposits	10,472,547.9	127,418.8	8,080,607.6
Total interest-bearing deposits	16,097,459.3	195,856.7	13,197,979.7
Non-interest-bearing deposits	2,729,176.3	33,205.7	2,382,052.2
Total	₨ 18,826,635.6	$ 229,062.4	₨ 15,580,031.9